Condensed Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ (34,284)	$ (127,282)	$ (100,720)
Proceeds from sales and maturities of investments	75,475	57,256	26,370
Proceeds from sale of Verint Systems, Inc. shares of common stock	0	76,475	0
Proceeds from sale of Ulticom, Inc.	0	2,627	0
Purchase of property and equipment	(13,084)	(8,620)	(5,856)
Net change in restricted cash	33,846	(15,725)	(23,553)
Lending under note receivable with Comverse, Inc.	1,500	7,000	0
Net cash provided by investing activities	(28,490)	148,378	80,681
Advances under promissory note with Comverse Inc.	0	0	200,000
Repayment of promissory note to Comverse, Inc.	0	0	(200,000)
Repurchase of convertible debt obligations	0	0	(417,282)
Repurchase of common stock	(6,182)	(6,052)	(359)
Cash received from exercise of stock options	14,587	40,787	0
Net cash used in financing activities	(4,867)	(17,310)	(491,935)
Net increase (decrease) in cash and cash equivalents	(65,753)	6,518	(504,055)
Cash and cash equivalents, beginning of year	368,352	232,271
Cash and cash equivalents, end of year	322,445	368,352	232,271
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(139,642)	(97,062)	(23,045)
Proceeds from sales and maturities of investments	74,950	57,218	26,370
Proceeds from sale of Verint Systems, Inc. shares of common stock	0	76,475	0
Proceeds from sale of Ulticom, Inc.	0	13,211	0
Purchase of property and equipment	(4)	(84)	(891)
Payments from subsidiaries, net	8,449	75,247	6,150
Net change in restricted cash	33,367	(7,223)	(26,144)
Lending under note receivable with Comverse, Inc.	(1,500)	(7,000)	0
Dividend received from discontinued operations	0	42,399	135,323
Net cash provided by investing activities	115,262	250,243	140,808
Advances under promissory note with Comverse Inc.	0	0	200,000
Repayment of promissory note to Comverse, Inc.	0	0	(200,000)
Repurchase of convertible debt obligations	0	0	(417,282)
Repurchase of common stock	(4,527)	(1,906)	(359)
Cash received from exercise of stock options	2,113	0	0
Net cash used in financing activities	(2,414)	(1,906)	(417,641)
Net increase (decrease) in cash and cash equivalents	(26,794)	151,275	(299,878)
Cash and cash equivalents, beginning of year	197,840	46,565	346,443
Cash and cash equivalents, end of year	$ 171,046	$ 197,840	$ 46,565